MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT

8.   MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT

	Mineral properties - depletable $	Mineral properties - non-depletable $	Construction in progress $	Property, plant & equipment $	Total $
COST
Balance as at December 31, 2023	1,540,342	244,235	44,218	941,528	2,770,323
Additions	82,553	29,165	74,018	42,030	227,766
Changes in closure and reclamation provision	2,890	-	-	(45)	2,845
Disposals and write-offs (1)	-	(14,485)	-	(6,138)	(20,623)
Transfers (2)	(10,612)	13,695	(44,344)	41,261	-
Balance as at December 31, 2024	1,615,173	272,610	73,892	1,018,636	2,980,311
ACCUMULATED DEPLETION AND IMPAIRMENT
Balance as at December 31, 2023	723,255	-	49	472,807	1,196,111
Disposals and write-offs	-	-	-	(5,341)	(5,341)
Impairment	-	-	-	-	-
Depletion and depreciation	177,131	-	-	73,223	250,354
Balance as at December 31, 2024	900,386	-	49	540,689	1,441,124
Net book value as at December 31, 2024	714,787	272,610	73,843	477,947	1,539,187
(1)	In July 2021, the Company completed the acquisition of Roxgold including its Boussoura exploration property in Burkina Faso. However, in December 2024, the Company confirmed that substantive expenditure on further exploration and evaluation of mineral resources at the Boussoura site is neither budgeted nor planned. As such, no future value is expected from the Boussoura property. Therefore, the carrying amount of the exploration and evaluation asset exceeded its recoverable amount and the Company recorded a write-off of the exploration property of $14.5 million. The Company reversed its deferred tax liability of $1.6 million related to exploration and evaluation assets subsequently to recording a write-off.
(2)	In December 2024, the Company concluded a comprehensive review of its capitalized exploration costs associated with mineral properties. This review involved an analysis of drilling meters, exploration costs incurred to date, and an assessment of the likelihood of each prospect becoming part of the Company's mineral reserves. As a result of this review, certain prospects previously classified as depletable at the Séguéla mine were reclassified as non-depletable mineral properties, resulting in a net transfer of $13.7 million from depletable to non-depletable mineral properties. This reclassification reflects the updated assessment of the long-term economic viability and recoverability of mineral resources associated with these prospects and represents a true-up between depletable and non-depletable categories.

As at December 31, 2024, non-depletable mineral properties include $97.8 million of exploration and evaluation assets (December 31, 2023 - $88.5 million).

As at December 31, 2024, property, plant and equipment include right-of-use assets with a net book value of $66.3 million (December 31, 2023 - $56.1 million). Related depletion and depreciation for the year ended December 31, 2024, was $15.5 million (December 31, 2023 - $16.2 million).

During the year ended December 31, 2023, the Company capitalized $6.5 million of interest related to the construction of the Séguéla mine. The Company stopped capitalizing interest expenses associated with the project on July 1, 2023.

Additions to depletable mineral properties include one-half of the 1.2% net smelter return royalty at the Séguéla mine, acquired for $6.5 million (10 million Australian dollars) on April 1, 2024, as per a royalty agreement with Franco-Nevada Corporation.

	Mineral properties - depletable $	Mineral properties - non-depletable $	Construction in progress $	Property, plant & equipment $	Total $
COST
Balance as at December 31, 2022	866,999	712,269	154,647	704,781	2,438,696
Acquisition of Roxgold	-	58,862	-	282	59,144
Additions	100,366	39,835	111,690	23,930	275,821
Changes in closure and reclamation provision	9,407	-	-	152	9,559
Disposals and write-offs	(142)	(5,883)	-	(6,872)	(12,897)
Transfers	563,712	(560,848)	(222,119)	219,255	-
Balance as at December 31, 2023	1,540,342	244,235	44,218	941,528	2,770,323
ACCUMULATED DEPLETION AND IMPAIRMENT
Balance as at December 31, 2022	506,268	-	-	364,807	871,075
Disposals and write-offs	(40)	-	-	(6,610)	(6,650)
Impairment	60,602	-	49	29,964	90,615
Depletion and depreciation	156,425	-	-	84,646	241,071
Balance as at December 31, 2023	723,255	-	49	472,807	1,196,111
Net book value as at December 31, 2023	817,087	244,235	44,169	468,721	1,574,212